Document and Entity Information	12 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	JDS UNIPHASE CORP /CA/
Entity Central Index Key	0000912093
Document Type	8-K
Document Period End Date	Jun. 30, 2012
Amendment Flag	false